Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2065 Fund

June 30, 2020

Z65-QTLY-0820
1.9895832.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	633	$11,356
Fidelity Series Commodity Strategy Fund (a)	672	2,580
Fidelity Series Large Cap Growth Index Fund (a)	614	7,725
Fidelity Series Large Cap Stock Fund (a)	561	7,893
Fidelity Series Large Cap Value Index Fund (a)	1,356	14,898
Fidelity Series Small Cap Opportunities Fund (a)	309	3,782
Fidelity Series Value Discovery Fund (a)	456	5,334
TOTAL DOMESTIC EQUITY FUNDS
(Cost $54,135)		53,568

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	247	2,358
Fidelity Series Emerging Markets Fund (a)	181	1,551
Fidelity Series Emerging Markets Opportunities Fund (a)	731	14,009
Fidelity Series International Growth Fund (a)	374	6,409
Fidelity Series International Index Fund (a)	277	2,628
Fidelity Series International Small Cap Fund (a)	130	2,083
Fidelity Series International Value Fund (a)	762	6,410
Fidelity Series Overseas Fund (a)	619	6,385
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $42,446)		41,833

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	75	669
Fidelity Series Floating Rate High Income Fund (a)	17	146
Fidelity Series High Income Fund (a)	82	725
Fidelity Series Inflation-Protected Bond Index Fund (a)	196	2,051
Fidelity Series International Credit Fund (a)	3	32
Fidelity Series Long-Term Treasury Bond Index Fund (a)	226	2,349
Fidelity Series Real Estate Income Fund (a)	45	436
TOTAL BOND FUNDS
(Cost $6,289)		6,408

Short-Term Funds - 1.4%
Fidelity Cash Central Fund 0.12% (b)	19	19
Fidelity Series Government Money Market Fund 0.25% (a)(c)	12	12
Fidelity Series Short-Term Credit Fund (a)	18	183
Fidelity Series Treasury Bill Index Fund (a)	124	1,239
TOTAL SHORT-TERM FUNDS
(Cost $1,449)		1,453
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $104,319)		103,262
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$103,262

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$8,452	$627	$1,008	$--	$53	$3,232	$11,356
Fidelity Series Canada Fund	2,017	182	154	--	(37)	350	2,358
Fidelity Series Commodity Strategy Fund	2,950	89	578	--	(141)	260	2,580
Fidelity Series Emerging Markets Debt Fund	603	10	11	9	(2)	69	669
Fidelity Series Emerging Markets Fund	1,048	280	12	--	(3)	238	1,551
Fidelity Series Emerging Markets Opportunities Fund	9,645	2,111	142	--	(8)	2,403	14,009
Fidelity Series Floating Rate High Income Fund	135	2	--	2	--	9	146
Fidelity Series Government Money Market Fund 0.25%	823	390	1,201	1	--	--	12
Fidelity Series High Income Fund	667	10	--	10	--	48	725
Fidelity Series Inflation-Protected Bond Index Fund	1,983	230	231	1	--	69	2,051
Fidelity Series International Credit Fund	30	--	--	--	--	2	32
Fidelity Series International Growth Fund	5,875	299	801	--	(16)	1,052	6,409
Fidelity Series International Index Fund	2,319	38	93	--	(11)	375	2,628
Fidelity Series International Small Cap Fund	1,735	23	16	--	--	341	2,083
Fidelity Series International Value Fund	5,654	298	576	--	(85)	1,119	6,410
Fidelity Series Large Cap Growth Index Fund	6,359	405	643	141	57	1,547	7,725
Fidelity Series Large Cap Stock Fund	6,606	342	206	--	(5)	1,156	7,893
Fidelity Series Large Cap Value Index Fund	12,214	1,155	178	--	(33)	1,740	14,898
Fidelity Series Long-Term Treasury Bond Index Fund	2,220	403	219	47	26	(81)	2,349
Fidelity Series Overseas Fund	5,690	260	651	--	(55)	1,141	6,385
Fidelity Series Real Estate Income Fund	375	6	--	6	--	55	436
Fidelity Series Short-Term Credit Fund	175	2	--	1	--	6	183
Fidelity Series Small Cap Opportunities Fund	3,104	243	193	--	(52)	680	3,782
Fidelity Series Treasury Bill Index Fund	2,327	8	1,088	8	(3)	(5)	1,239
Fidelity Series Value Discovery Fund	3,866	814	--	--	--	654	5,334
Total	$86,872	$8,227	$8,001	$226	$(315)	$16,460	$103,243

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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